DERIVATIVES AND HEDGING TRANSACTIONS	12 Months Ended
Dec. 31, 2019
DERIVATIVES AND HEDGING TRANSACTIONS

9. DERIVATIVES AND HEDGING TRANSACTIONS

The Company uses foreign currency forward contracts, interest rate swap agreements and foreign currency debt to manage risks associated with foreign currency exchange rates, interest rates and net investments in foreign operations. The Company does not hold derivative financial instruments of a speculative nature or for trading purposes. The Company records derivatives as assets and liabilities on the balance sheet at fair value. Changes in fair value are recognized immediately in earnings unless the derivative qualifies and is designated as a hedge. Cash flows from derivatives are classified in the statement of cash flows in the same category as the cash flows from the items subject to designated hedge or undesignated (economic) hedge relationships. The Company evaluates hedge effectiveness at inception and on an ongoing basis. If a derivative is no longer expected to be effective, hedge accounting is discontinued.

The Company is exposed to credit risk in the event of nonperformance of counterparties for foreign currency forward exchange contracts and interest rate swap agreements. The Company monitors its exposure to credit risk by using credit approvals and credit limits and by selecting major global banks and financial institutions as counterparties. The Company does not anticipate nonperformance by any of these counterparties, and therefore, recording a valuation allowance against the Company’s derivative balance is not considered necessary.

Derivative Positions Summary

Certain of the Company’s derivative transactions are subject to master netting arrangements that allow the Company to net settle contracts with the same counterparties. These arrangements generally do not call for collateral and as of the applicable dates presented below, no cash collateral had been received or pledged related to the underlying derivatives.

The respective net amounts are included in other current assets, other assets, other current liabilities and other liabilities on the Consolidated Balance Sheet.

The following table summarizes the gross fair value and the net value of the Company’s outstanding derivatives.

(millions)

	Derivatives Assets		Derivatives Liabilities
	December 31	December 31	December 31	December 31
(millions)	2019	2018	2019	2018
Derivatives designated as hedging instruments
Foreign currency forward contracts	$67.4	$40.4	$2.1	$10.2
Interest rate swap agreements	-	-	-	0.2

Derivatives not designated as hedging instruments
Foreign currency forward contracts (a)	16.5	31.9	7.9	30.9
Gross value of derivatives	83.9	72.3	10.0	41.3

Gross amounts offset in the Consolidated Balance Sheet	(4.2)	(17.7)	(4.2)	(17.7)
Net value of derivatives	$79.7	$54.6	$5.8	$23.6

(a)	Foreign currency forward contract derivatives not designated as hedging instruments includes discontinued operations of $1.0 and $1.0 of derivative assets and $0.6 and $1.0 of derivative liabilities as of December 31, 2019 and 2018, respectively.

The following table summarizes the notional values of the Company’s outstanding derivatives.

	Notional Values
	December 31	December 31
(millions)	2019	2018

Foreign currency forward contracts (a)	$ 4,004	$ 6,226
Interest rate agreements	-	400

(a)	Foreign currency forward contract notional values include discontinued operations of approximately $9 million and $91 million as of December 31, 2019 and 2018, respectively.

Cash Flow Hedges

The Company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on forecasted foreign currency transactions, including inventory purchases and intercompany royalty, intercompany loans, management fee and other payments. These forward contracts are designated as cash flow hedges. The changes in fair value of these contracts are recorded in accumulated other comprehensive income (“AOCI”) until the hedged items affect earnings, at which time the gain or loss is reclassified into the same line item in the Consolidated Statement of Income as the underlying exposure being hedged. Cash flow hedged transactions impacting AOCI are forecasted to occur within the next four years. For forward contracts designated as hedges of foreign currency exchange rate risk associated with forecasted foreign currency transactions, the Company excludes the changes in fair value attributable to time value from the assessment of hedge effectiveness. The initial value of the excluded component (i.e., the forward points) is amortized on a straight-line basis over the life of the hedging instrument and recognized in the same line item in the Consolidated Statement of Income as the underlying exposure being hedged for intercompany loans. For all other cash flow hedge types, the forward points are mark-to-market monthly and recognized in the same line item in the Consolidated Statement of Income as the underlying exposure being hedged. The difference between fair value changes of the excluded component and the amount amortized in the Consolidated Statement of Income is recorded in AOCI.

Fair Value Hedges

The Company manages interest expense using a mix of fixed and floating rate debt. To help manage exposure to interest rate movements and to reduce borrowing costs, the Company may enter into interest rate swaps under which the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed upon notional principal amount. The mark-to-market of these fair value hedges is recorded as gains or losses in interest expense and is offset by the gain or loss of the underlying debt instrument, which also is recorded in interest expense. These fair value hedges are highly effective and thus, there is no impact on earnings due to hedge ineffectiveness.

In January 2016, the Company entered into an interest rate swap agreement that converted its $400 million 2.00% debt from a fixed interest rate to a floating interest rate. In January 2015, the Company entered into interest rate swap agreements that converted its $300 million 1.55% debt and its $250 million 3.69% debt from fixed rates to floating interest rates. In May 2014, the Company entered into an interest rate swap agreement that converted its $500 million 1.45% debt from a fixed rate to a floating interest rate. The interest rate swap agreement tied to the Company’s $500 million 1.45% debt, $300 million 1.55% debt, $250 million 3.69% and $400 million 2.00% debt expired in December 2017, January 2018, November 2018 and January 2019, respectively, upon repayment of the underlying debt.

The interest rate swaps referenced above were designated as fair value hedges.

Amounts recognized in the Consolidated Balance Sheet	Carrying amount of the hedged liabilities			Cumulative amount of the fair value hedging adjustment included in the carrying amount of the hedged liabilities
(millions)	2019	2018	2017	2019	2018	2017
Long-term debt	$-	$399.7	$944.6	$-	$0.1	$7.6

Net Investment Hedges

The Company designates its outstanding $1,258 million (€1,150 million as of year-end 2019) senior notes (“euronotes”) and related accrued interest as a hedge of existing foreign currency exposures related to investments the Company has in certain euro denominated functional currency subsidiaries. Certain Euro commercial paper was also designated as a hedge of existing foreign currency exposures and matured in the fourth quarter of 2019 and third quarter of 2018. The revaluation gains and losses on the euronotes and Euro commercial paper, which are designated and effective as hedges of the Company’s net investments, have been included as a component of the cumulative translation adjustment account, and were as follows:

(millions)	2019	2018	2017
Revaluation gains (losses), net of tax	$31.4	$57.5	$(109.7)

Derivatives Not Designated as Hedging Instruments

The Company also uses foreign currency forward contracts to offset its exposure to the change in value of certain foreign currency denominated assets and liabilities held at foreign subsidiaries, primarily receivables and payables, which are remeasured at the end of each period. Although the contracts are effective economic hedges, they are not designated as accounting hedges. Therefore, changes in the value of these derivatives are recognized immediately in earnings, thereby offsetting the current earnings effect of the related foreign currency denominated assets and liabilities.

Effect of all Derivative Instruments on Income

The gain (loss) of all derivative instruments recognized in product and equipment cost of sales (“COS”), selling, general and administrative expenses (“SG&A”) and interest expense, net (“interest”) is summarized below:

	2019			2018			2017
(millions)	COS	SG&A	Interest	COS	SG&A	Interest	COS	SG&A	Interest
Gain (loss) on derivatives in cash flow hedging relationship:
Foreign currency forward contracts
Amount of gain (loss) reclassified from AOCI to income	$15.4	$39.5	$-	$(7.7)	$84.1	$-	$(13.7)	$(157.2)	$-
Amount excluded from the assessment of effectiveness recognized in earnings based on changes in fair value	-	-	28.7	-	-	37.4	-	-	24.5
Interest rate swap agreements
Amount of gain (loss) reclassified from AOCI to income	-	-	(0.9)	-	-	(5.5)	-	-	(7.2)

Gain (loss) on derivatives in fair value hedging relationship:
Interest rate swaps
Hedged items	-	-	0.2	-	-	(4.0)	-	-	0.7
Derivatives designated as hedging instruments	-	-	(0.2)	-	-	4.0	-	-	(0.7)

Gain (loss) on derivatives not designated as hedging instruments:
Foreign currency forward contracts
Amount of gain (loss) recognized in income (a)	-	30.0	(0.1)	-	25.1	5.3	-	(38.2)	(3.0)
Total gain (loss) of all derivative instruments	$15.4	$69.5	$27.7	$(7.7)	$109.2	$37.2	$(13.7)	$(195.4)	$14.3

(a)	Gain (loss) on derivatives not designated as hedging instruments recognized in income recorded in SG&A includes discontinued operations of $(5.1), $(8.7) and $(4.4) for the year ended December 31, 2019, 2018 and 2017, respectively.